Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2018
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Secured loans (Note 41)	$1,600	$1,600
The annual interest rates of loans were as follows:
	December 31
	2017	2018
Secured loans	0.91%	0.92%